Net Income (loss) per share (Tables)	6 Months Ended
Jun. 30, 2012
Net Income (loss) per share [Abstract]
Computation of basic and diluted net income per share attributable to Common Stockholders

	Year Ended December 31,			Three Months Ended June 30,		Six Months Ended June 30,
	2009	2010	2011	2011	2012	2011	2012
	(in thousands, except per share data)
				(unaudited)		(unaudited)
Numerator (basic and diluted):
Net income (loss)	$(634)	$(17,250)	$33,321	$3,871	$3,224	$6,900	$5,234
Less: accretion of redemption premium (expense) benefit	1,037	(6,740)	(6,209)	(2,924)	(778)	(5,692)	(2,301)
Net income (loss) attributable to common stockholders for basic EPS	$403	$(23,990)	$27,112	$947	$2,446	$1,208	$2,933

Add back: accretion of redemption premium related to dilutive redeemable preferred stock	(1,037)	—	1,587	—	(86)	—	(260)

Net income attributable to common stockholders for diluted EPS	$(634)	$(23,990)	$28,699	$947	$2,360	$1,208	$2,673

Denominator (basic):
Weighted average common shares outstanding	1,606	1,528	1,536	1,535	14,268	1,534	7,907
Denominator (diluted):
Weighted average common shares outstanding	1,606	1,528	1,536	1,535	14,268	1,534	7,907
Dilutive stock options and awards outstanding	218	—	1,010	1,195	1,305	1,122	1,109
Weighted average common shares from stock warrants	—	—	2,500	2,854	2,793	2,854	2,626
Weighted average common shares from preferred stock	15,040	—	15,040	10,866	5,983	10,866	9,041

Net weighted average common shares outstanding	16,864	1,528	20,086	16,450	24,349	16,376	20,683

Net income (loss) per share attributable to holders of common stock:
Basic	$0.25	$(15.70)	$17.65	$0.62	$0.17	$0.79	$0.37
Diluted	$(0.04)	$(15.70)	$1.43	$0.06	$0.10	$0.07	$0.13

Diluted net income per share not include the effect of anti-dilutive

	Year Ended December 31,			Three Months Ended June 30,		Six Months Ended June 30,
	2009	2010	2011	2011	2012	2011	2012
				(unaudited)		(unaudited)
Stock options outstanding	2,810	4,507	152	135	61	135	60
Common equivalent shares from stock warrants	4,451	4,653	—	—	—	—	—
Common shares from convertible debt	4,164	—	—	—	—	—	—
Common shares from convertible preferred stock	—	17,688	2,648	5,586	2,764	5,586	4,176

Total common stock equivalents	11,425	26,848	2,800	5,721	2,825	5,721	4,236